Summary of Estimated Useful Life and Carrying Values of Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified							12 Months Ended				12 Months Ended				12 Months Ended						12 Months Ended
	Jul. 28, 2012	Jan. 28, 2012	Jul. 30, 2011	Jan. 29, 2011	Jan. 28, 2012 Buildings	Jan. 29, 2011 Buildings	Jan. 28, 2012 Buildings Minimum	Jan. 28, 2012 Buildings Maximum	Jan. 28, 2012 Furniture and equipment	Jan. 29, 2011 Furniture and equipment	Jan. 28, 2012 Furniture and equipment Minimum	Jan. 28, 2012 Furniture and equipment Maximum	Jan. 28, 2012 Leasehold improvements	Jan. 29, 2011 Leasehold improvements	Jan. 28, 2012 Leasehold improvements Minimum	Jan. 28, 2012 Leasehold improvements Maximum	Jan. 28, 2012 Costs of computer software	Jan. 29, 2011 Costs of computer software	Jan. 28, 2012 Leased equipment under capital lease	Jan. 29, 2011 Leased equipment under capital lease	Jan. 28, 2012 Leased equipment under capital lease Minimum	Jan. 28, 2012 Leased equipment under capital lease Maximum	Jan. 28, 2012 Land	Jan. 29, 2011 Land	Jan. 28, 2012 Construction in progress	Jan. 29, 2011 Construction in progress
Property, Plant and Equipment [Line Items]
Useful life							45 years	50 years			3 years	20 years			10 years	25 years	5 years				3 years	8 years
Property and equipment		$ 7,686		$ 7,505	$ 2,079	$ 2,120			$ 1,915	$ 1,835			$ 2,662	$ 2,485			$ 182	$ 170	$ 84	$ 105			$ 747	$ 765	$ 17	$ 25
Less: accumulated depreciation and amortization		3,628		3,430
Property Plant And Equipment Net Including Assets Held For Sale, Total		4,058		4,075
Less: net assets held for sale		6		14
Total	$ 3,951	$ 4,052	$ 4,081	$ 4,061